Description Of Business And Organization	9 Months Ended	12 Months Ended
	Sep. 24, 2011	Dec. 25, 2010
Description Of Business And Organization [Abstract]
Description Of Business And Organization

(1) Description of Business and Organization

Dunkin' Brands Group, Inc. ("DBGI"), together with its consolidated subsidiaries, is one of the world's largest franchisors of restaurants serving coffee and baked goods as well as ice cream within the quick service restaurant segment of the restaurant industry. We develop, franchise, and license a system of both traditional and nontraditional quick service restaurants and, in limited circumstances, own and operate individual locations. Through our Dunkin' Donuts brand, we develop and franchise restaurants featuring coffee, donuts, bagels, and related products. Through our Baskin-Robbins brand, we develop and franchise restaurants featuring ice cream, frozen beverages, and related products. Additionally, our subsidiaries located in Canada and the United Kingdom manufacture and/or distribute Baskin-Robbins ice cream products to Baskin-Robbins franchisees and licensees in various international markets.

Throughout these financial statements, "the Company," "we," "us," "our," and "management" refer to DBGI and its consolidated subsidiaries taken as a whole.

(1) Description of business and organization

Dunkin' Brands Group, Inc. (DBGI) and subsidiaries (collectively, the Company), through its brand companies, is one of the world's largest franchisors of restaurants serving coffee and baked goods as well as ice cream within the quick service restaurant segment of the restaurant industry. We develop, franchise, and license a system of both traditional and nontraditional quick service restaurants and, in limited circumstances, own and operate individual locations. Through our Dunkin' Donuts brand, we develop and franchise restaurants featuring coffee, donuts, bagels, and related products. Through our Baskin-Robbins brand, we develop and franchise restaurants featuring ice cream, frozen beverages, and related products. Additionally, our subsidiaries located in Canada and the United Kingdom (UK) manufacture and/or distribute Baskin-Robbins ice cream products to Baskin-Robbins franchisees and licensees in various international markets.

DBGI is owned by funds controlled by Bain Capital Partners, LLC, The Carlyle Group, and Thomas H. Lee Partners, L.P. (collectively, the Sponsors or BCT).

Throughout these financial statements, "the Company," "we," "us," "our," and "management" refer to DBGI and subsidiaries taken as a whole.